Taxation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Taxation
Current taxes on income	$ 31,897	$ 29,621	$ 83,905	$ 75,821
Deferred income taxes	(72,870)	(2,090)	(91,653)	(8,277)
Total taxes	(40,973)	$ 27,531	(7,748)	$ 67,544
Deferred tax liabilities	$ 194,082		$ 194,082		$ 169,119